Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows From Operating Activities:
Net loss	$ (3,319,136)	$ (7,686,900)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	198,957	302,950
Depreciation of leasehold improvements and equipment and right of use assets	509,809	450,929
Provision for expected credit loss on note receivable		4,015,847
Provision for expected credit loss on prepaid expenses and other assets		650,000
Issuance of ordinary shares through Equity Incentive Plan	893,471
Changes in operating assets and liabilities:
Inventories		71,357
Accounts receivable	18,448	550,459
Prepaid expenses and other assets	(2,874,576)	(474,977)
Operating lease liability	(481,321)	(322,827)
Accounts payable	1,166,612	(598,977)
Deferred revenue	1,195,445	705,262
Other current liabilities	110,735	126,772
Amount due from/to related parties	(24,906)	(8,652)
Net Cash used in Operating Activities	(2,606,462)	(2,218,757)
Cash Flows From Investing Activities:
Purchase of leasehold improvements and equipment	(109,623)	(5,526)
Receipt from the collection of a promissory note	704,401
Net Cash provided by / (used in) Investing Activities	594,778	(5,526)
Cash Flows From Financing Activities:
Proceeds from private placements	1,117,000
Repayment of loan payables	(71,055)	(344,053)
Net Cash provided by / (used in) Financing Activities	1,045,945	(344,053)
Effect of Exchange Rate Changes on Cash	346,653	(668,618)
Net changes in cash	(619,086)	(3,236,954)
Cash at beginning of the period	3,056,043	4,148,279
Cash at end of the period	2,436,957	911,325
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	52,559	380,715
Cash paid for taxes
Supplemental Disclosure of Non-Cash Financing Information:
Issuance of ordinary shares upon conversion of convertible notes payable	447,912	678,312
Issuance of ordinary shares in settlement of debts	688,406
Issuance of ordinary shares under the Equity Incentive Plan	893,471
Issuance of commitment shares under equity line of credit	$ 191,800